THRESHOLD ADVISOR FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:


Cover Sheet

Class A Prospectus for Threshold Small Cap Value Fund and Threshold Mid Cap Fund

Class I Prospectus for Threshold Small Cap Value Fund and Threshold Mid Cap Fund

Statement of Additional Information for Threshold Small Cap Value Fund and Threshold Mid Cap Fund

Part C of Form N-1A

Signature Page

                       REGISTRATION STATEMENT ON FORM N-1A
                              CROSS REFERENCE SHEET

N-1A Item No.                                                  Location

PART A:  PROSPECTUS

Item 1            Front and Back Cover Pages                   Front and Back Cover Pages
Item 2            Risk/Return Summary:                         Threshold Small Cap Value Fund:  --Investment
                  Investments, Risks, and Performance          Objective, Policies and Risks, and --Performance;
                                                               Threshold Mid Cap Fund:  --Investment Objective,
                                                               Policies and Risks, and --Performance
Item 3            Risk/Return Summary: Fee Table               Threshold Small Cap Value Fund: Fees and Expenses of
                                                               the Fund; and
                                                               Threshold Mid Cap Fund: Fees and Expenses of the Fund
Item 4            Investment Objectives, Principal             Threshold Small Cap Value Fund:  --Investment
                  Strategies, and Related Risks                Objective, Policies and Risks, and --Performance;
                                                               Threshold Mid Cap Fund:  --Investment Objective,
                                                               Policies and Risks, and -Performance
Item 5            Management's Discussion of Fund              Not applicable
                  Performance
Item 6            Management, Organization, and Capital        Management of the Funds; Description of Class A shares;
                  Structure                                    Description of Class I Shares
Item 7            Shareholder Information                      Valuing Fund Shares; Buying Selling;
                                                               and Exchanging Fund Shares; Shareholder Services;
                                                               Distributions and Taxes
Item 8            Distribution Arrangements                    Distribution Plan
Item 9            Financial Highlight Information              Not applicable

PART B:  STATEMENT OF ADDITIONAL INFORMATION

Item 10           Cover Page and Table of Contents             Cover Page and Table of Contents
Item 11           Fund History                                 Fund History
Item 12           Description of the Fund and Its              Fund Investments
                  Investments and Risks
Item 13           Management of the Fund                       Management of the Fund
Item 14           Control Persons and Principal Holders of     Control Persons and Principal Holders of Securities
                  Securities
Item 15           Investment Advisory and Other Services
Item 16           Brokerage Allocation and Other Practices     Brokerage Allocation and Other Practices
Item 17           Capital Stock and Other Securities           Fund History
Item 18           Purchase, Redemption and Pricing of Shares   Purchase, Redemption and Pricing of Shares
Item 19           Taxation of the Fund                         Taxation of the Fund
Item 20           Underwriters                                 Distributor
Item 21           Calculation of Performance Data              Calculation of Performance Data
Item 22           Financial Statements                         Not Applicable

PART C:  STATEMENT OF OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

    As filed with the Securities and Exchange Commission on December 14, 2000


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                               ACT OF 1933 |X||X|
                      Pre-Effective Amendment No. 2 |_||_|
                     Post-Effective Amendment No. ___ |_||_|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                           COMPANY ACT OF 1940 |X||X|

                                 Amendment No. 2


                          Threshold Advisor Funds, Inc.
                              10829 Olive Boulevard
                            St. Louis, Missouri 63141
                            Telephone: (314) 824-1000
                (Registrant's Name, Address and Telephone Number)

                         CHARLES W. SCHWEIZER, PRESIDENT
                              10829 Olive Boulevard
                            St. Louis, Missouri 63141
                            Telephone: (314) 432-0400
                     (Name and Address of Agent for Service)

                                   Copies to:

                             DEE ANNE SJOGREN, ESQ.
                               Thompson Coburn LLP
                                One Firstar Plaza
                               St. Louis, MO 63101

                  Approximate Date of Proposed Public Offering:
  As soon as practicable after the effectiveness of the Registration Statement

It is proposed that this filing will become effective:

|_||_| immediately upon filing pursuant to paragraph (b) |_||_| on (date) pursuant to paragraph (b)
|_||_| 60 days after filing pursuant to paragraph (a)(1) |_||_| on (date) pursuant to paragraph (a)(1)
|_||_| 75 days after filing pursuant to paragraph (a)(2) |_||_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:
|_||_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                                     [LOGO]

                          THRESHOLD ADVISOR FUNDS, INC.
                                10829 Olive Blvd.
                               St. Louis, MO 63141
                                 (800) 711-1207

                         THRESHOLD SMALL CAP VALUE FUND
                             THRESHOLD MID CAP FUND






                       Prospectus dated January 1, 2001









   These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                                TABLE OF CONTENTS



THRESHOLD SMALL CAP VALUE FUND.................................................1

         Investment Objective, Policies and Risks..............................1

         Fees and Expenses of the Fund.........................................2

         Adviser's Prior Performance...........................................3

THRESHOLD MID CAP FUND.........................................................5

         Investment Objectives, Policies and Risks.............................5

         Performance...........................................................6

         Fees And Expenses of the Fund.........................................7

MANAGEMENT OF THE FUNDS........................................................8

VALUING FUND SHARES............................................................9

DESCRIPTION OF CLASS A SHARES..................................................9

BUYING, SELLING AND EXCHANGING FUND SHARES....................................11

DISTRIBUTIONS AND TAXES.......................................................15

DISTRIBUTION PLAN.............................................................17

SHAREHOLDER SERVICES..........................................................17

THRESHOLD SMALL CAP VALUE FUND


Investment Objective, Policies and Risks

Investment Objective

The investment objective of the Threshold Small Cap Value Fund ("SCV Fund") is long-term capital appreciation.

Principal Investment Strategies of the Fund

SCV Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. "Small cap" companies include those companies with a market capitalization of less than $1.5 billion at the time of purchase. SCV Fund focuses its investment process on equity securities, which include warrants, rights and debt and preferred securities convertible into equity securities.

SCV Fund attempts to select and purchase securities of small cap companies that are "value" priced, which means that the ratio of the security's price to earnings, book value, cash flow or other financial measure is lower than other companies' in its industry group with similar projected growth rates. SCV Fund does not consider, however, that any specific price to earnings, book value or cash flow ratio constitutes value pricing.

SCV Fund uses fundamental research to identify small cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic, social or other trends. Such companies may enjoy a proprietary technology or other business advantage relative to their competition. Kennedy Capital Management, Inc., SCV Fund's Adviser, evaluates the management of a small cap company in which SCV Fund invests, including its ability to implement the company's business plan and its commitment to increasing shareholder value. SCV Fund attempts to select the stocks of small cap companies that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these "invisible" companies in an effort to improve the market's efficiency in pricing the companies' stock.

Principal Risks of Investing in SCV Fund

Although SCV Fund seeks long-term capital appreciation, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that SCV Fund will achieve its objective. You could lose money on your investment in SCV Fund or not make as much as if you invested it elsewhere. An investment in SCV Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SCV Fund invests primarily in the stocks of smaller companies, which may lack the managerial, financial or other resources necessary to implement their business plans or to succeed in the face of competition. The prospects for a small cap company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small cap stock and this lack of market liquidity can adversely affect SCV Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

SCV Fund's investment results will be affected by general market conditions and specifically by investors' enthusiasm for small cap value stocks. The Adviser's assessment of small cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.


SCV Fund may engage in short-term transactions under various market conditions to a greater extent than other mutual funds. The portfolio manager expects that SCV Fund's portfolio turnover will exceed 100%. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors.



Fees and Expenses of the Fund


The following table describes the fees and expenses that you may pay if you buy and hold Class A shares of the SCV Fund.

--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                           5.25%
(as a percentage of offering price)

Deferred Sales Charge (as a percentage of original purchased price)         None

Redemption Fee (as a percentage of amount redeemed)1                       1.00%
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets)
================================================================================
Management Fees                                                            1.00%
Distribution (12b-1) Fees                                                  0.25%
Other Expenses                                                             0.90%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.15%
Fee Waiver and Expense Reimbursement2                                     -0.70%
Net Expenses                                                               1.45%
================================================================================



1 If you purchase Class A shares in initial amounts of $1 million or more and do not pay a sales charge, you will pay a redemption fee if you redeem those shares less than one year after you purchased them.


2 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the SCV Fund to the extent that Class A annual operating expenses exceed 1.45% of the Class A average daily net assets for the SCV
   Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by SCV Fund within the following five years if overall expenses fall below this percentage limitation.




Example:


This Example is intended to help you compare the cost of investing in Class A shares of the SCV Fund with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in Class A shares of the SCV Fund for the time period indicated;

o        you redeem all of your Class A shares at the end of those periods;

o        your investment has a 5% return each year; and

o        the SCV Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

     ------------------------------ ----------------------------
     1 year                         3 years
     ------------------------------ ----------------------------
     $669                           $973
     ------------------------------ ----------------------------

You would pay the following expenses if you did not redeem your Class A shares:

     ------------------------------ ----------------------------
     1 year                         3 years
     ------------------------------ ----------------------------
     $669                           $973
     ------------------------------ ----------------------------


Adviser's Prior Performance

The bar chart and table below provide some indication of the risks of investing in SCV Fund by showing changes in the performance of the Adviser's small cap value private accounts and by comparing their performance with a broad measure of market performance. The performance shown is the performance of all of the Adviser's small cap value private accounts managed using the same investment objectives and strategies that the Adviser will use to manage SCV Fund. These returns are compared to the Russell 2000 Index, a broad measure of market performance, and they reflect reinvestment of dividends. The returns are calculated based on total return, including gains or losses plus income, after deducting trading costs and the highest management fee charged to any such account by the Adviser. Past performance of these private accounts, which are not subject to the same diversification, tax restrictions, investment limitations or higher expenses as the SCV Fund, would be lower if SCV Fund's expenses were included and should not be considered a representation of SCV Fund's future results. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.


                        Year-by-Year Annual Total Return
                     of Adviser's Small Cap Private Accounts
                     (for the year ending December 31, 1999)

                                 [graph omitted]

   1995              1996             1997              1998             1999
   ----              ----             ----              ----             ----

   30.06%           19.72%           34.55%           -12.48%            18.98%

During the year ending December 31, 1999 shown in the bar chart above, the highest return for a quarter was 19.17% (quarter ending June 30, 1999) and the lowest return for a quarter was -9.57% (quarter ending March 31, 1999).

---------------------------------------------------------------------------------------
                                      Average Annual Total Returns
                                of Adviser's Small Cap Private Accounts
                               (for the periods ending December 31, 1999)
=======================================================================================
===================================== ========= ========= ========= ===================

                                       Past 1     Past 3    Past 5     Since Inception
                                        Year       Years     Years    (January 1, 1995)
------------------------------------- --------- --------- --------- -------------------

 Adviser's Small Cap Private Accounts  18.98%      11.9%     16.8%          16.8%

 ------------------------------------ --------- --------- --------- -------------------
 Russell 2000 Index*                   21.26%      7.9%      14.2%          14.2%
 ------------------------------------ --------- --------- --------- -------------------


* The Russell 2000 Index is a broad-based index representative of the smaller cap segment of the U.S. economy in terms of economic sector weightings, market capitalization and overall risk.


THRESHOLD MID CAP FUND

Investment Objectives, Policies and Risks

Investment Objectives

The investment objectives of the Threshold Mid Cap Fund ("MC Fund") are primarily long-term capital appreciation and, secondarily, current income.

Principal Investment Strategies of the Fund

MC Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of "mid-cap" companies with a market capitalization similar to the capitalization of those companies that comprise the S&P MidCap 400(TM) Index, typically $1.5 to $10 billion. MC Fund focuses its investment process on equity securities of mid-cap companies, including warrants, rights and debt and preferred securities convertible into equity securities. MC Fund may invest up to 35% of its total assets in debt securities for current income or capital appreciation or as a defensive strategy.

MC Fund attempts to identify mid-cap companies that have the financial strength to take advantage of a potential competitive advantage, either through internal growth or, alternatively, in relationships with key strategic partners. MC Fund attempts to select and purchase securities that are priced lower than the portfolio manager's estimate of the "intrinsic" value of the company. In determining the intrinsic value of a company, MC Fund's portfolio manager considers the relation of its stock price to a variety of financial measures, including historical and projected earnings, cash flow, reinvestment rate and growth rate. The portfolio manager also compares these relationships to those of other companies in the same industry.

MC Fund attempts to select the stock of mid-cap  companies  that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these companies in an effort to improve the market's efficiency in pricing the companies' stock. Fundamental research is used to identify mid-cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic and social and other trends. Such companies may enjoy a sustainable competitive advantage because of proprietary technology, an established niche, market dominance or other business advantages relative to their competition. MC Fund also seeks companies whose management has demonstrated a commitment to shareholder value and appears capable of implementing a viable growth plan. MC Fund attempts to select mid-cap companies whose business plan includes a catalyst that will release the value of an asset, such as proprietary technology, a patent or other asset, that is unappreciated by the market.

MC Fund secondarily seeks to provide current income. MC Fund may invest in debt securities, primarily U.S. government bonds and investment-grade corporate securities rated BBB or Bbb or above by S&P's or Moody's. MC Fund also may write covered calls and purchase debt securities convertible into equity securities. In anticipation of declining interest rates or broad market declines, MC Fund may purchase debt securities with the objective of capital preservation. In each case, obtaining current income is secondary to MC Fund's primary investment objective of long term capital appreciation.

Principal Risks of Investing in the MC Fund

Although MC Fund seeks primarily long-term capital appreciation and, secondarily, current income, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that the MC Fund will achieve its objectives. You could lose money on your investment in the MC Fund or not make as much as if you invested it elsewhere. An investment in the MC Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MC Fund invests primarily in the stocks of mid-cap companies, which may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a mid-cap stock and this lack of market liquidity can adversely affect MC Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. MC Fund's assessment of mid-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.

Performance


The MC Fund commenced operations on January 1, 2001 and, as a result, has no performance at this time.




Fees And Expenses of the Fund



The following table describes the fees and expenses that you may pay if you buy and hold Class A shares of the MC Fund.



--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                           5.25%
        (as a percentage of offering price)

Deferred Sales Charge (as a percentage of original purchased price)        None
Redemption Fee (as a percentage of amount redeemed)1                       1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================
Management Fees                                                            0.85%
Distribution (12b-1) Fees                                                  0.25%
Other Expenses                                                             0.90%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       2.00%
Fee Waiver and Expense Reimbursement2                                     -0.55%
Net Expenses                                                               1.45%
================================================================================


1 If you purchase Class A shares in initial amounts of $1 million or more and do not pay a sales charge, you will pay a redemption fee if you redeem those shares less than one year after you purchased them.
2 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the MC Fund to the extent that Class A annual operating expenses exceed 1.45% of the Class A average daily net assets for the MC
   Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by MC Fund within the following five years if overall expenses fall below this percentage limitation.


Example:


This Example is intended to help you compare the cost of investing in Class A shares of the MC Fund with the cost of investing in other mutual funds.


The Example assumes that:

o you invest $10,000 in Class A shares of the MC Fund for the time period indicated;

o        you redeem all of your Class A shares at the end of those periods;

o        your investment has a 5% return each year; and

o        the MC Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:


          ------------------------------ ----------------------------
          1 year                         3 years
          ------------------------------ ----------------------------
          $669                           $973
          ------------------------------ ----------------------------

You would pay the following expenses if you did not redeem your Class A shares:
          ------------------------------ ----------------------------
          1 year                         3 years
          ------------------------------ ----------------------------
          $669                           $973
          ------------------------------ ----------------------------


MANAGEMENT OF THE FUNDS

Adviser. Kennedy Capital Management, Inc. (the "Adviser"), located at 10829 Olive Boulevard, St. Louis, MO 63141, serves as investment adviser to the Threshold Advisor Funds. The Adviser was organized in 1980 to provide investment management services to pension plans, charitable organizations, mutual funds and other institutional investors, as well as wealthy individuals. The Adviser currently manages approximately $1.6 billion for its clients, generally invested in small cap companies according to a growth, value or blended investment strategy. The Adviser will receive an advisory fee of 1.00% of average daily net assets of the SCV Fund and 0.85% of average daily net assets of the MC Fund for providing investment advice and portfolio management services.


Portfolio Manager of the SCV Fund


Mr. Timothy Hasara, a research anaylst and portfolio manager of the Adviser since 1994 and 1995, respectively, has day-to-day investment responsibility for SCV Fund. Mr. Hasara is responsible for managing approximately $500 million in client funds on behalf of the Adviser in the small cap value style that he will use to manage SCV Fund. Mr. Hasara received a B.S. from the University of Notre Dame and a Master's Degree in Business Management from Johns Hopkins University.


Portfolio Managers of the MC Fund


Mr. Richard H. Eckenrodt, a portfolio manager and Director of Research of the Adviser since 1999 and 2000,respectively, has primary investment responsibility as Portfolio Manager of the MC Fund. Prior to assuming the management of the MC Fund, Mr. Eckenrodt held portfolio manager and analytical positions with the Lindner Funds. Mr. Eckenrodt managed the Lindner Utility Fund from 1993 to 1999 and he had investment management authority for the Lindner Dividend Fund (now Lindner Asset Allocation Fund) and Lindner Growth Fund (now Lindner Large-Cap Growth Fund). Mr. Eckenrodt had direct responsibility for total assets in excess of $1 billion. Mr. Eckenrodt holds a B.A. and a Master's Degree in Economics from the University of Missouri.

Mr. Frank Latuda, Jr., CFA, is Associate Manager of the MC Fund. Mr. Latuda has been a portfolio manager of the Adviser since 1999 and he served as Director of Research from 1997 to 2000. Prior to joining the Adviser, Mr. Latuda was a research analyst with Burns, Pauli, Mahoney & Company. He holds a B.S. in Electrical Engineering from the University of Notre Dame, and a Master's Degree in Electrical Engineering and an MBA from the University of Illinois.

VALUING FUND SHARES


The net asset value ("NAV") of Class A shares of each Fund is determined as of 4:00 p.m. Eastern time on each business day on which the New York Stock Exchange is open for trading ("Business Day"). The NAV of Class A shares of each Fund is calculated by dividing the Class A net assets by the number of outstanding Class A shares. Purchases and redemptions of Class A shares of a Fund will be made at the next determined net asset value after the order is placed. Because the value of a Fund's investment portfolio changes every Business Day, the NAV usually changes as well.


Each Fund generally values its portfolio securities as follows. Equity securities are valued at the last sales price reported by the consolidated quote system prior to the normal closing of the market on which the securities are traded. If there was no sale that day, equity securities will be valued at the mean of the last bid and asked prices. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service or determined using quotes from brokers. Investment grade short- term obligations with 60 days or less to maturity are valued using the amortized cost method. Securities for which market quotations are not readily available are valued at fair market value by the Adviser, as determined in good faith pursuant to procedures approved by the Threshold Advisor Funds' Board of Directors.


DESCRIPTION OF CLASS A SHARES


CLASS A SHARES. Class A shares are sold at the public offering price, which is the net asset value per share plus any initial sales charge as described below. You do not pay a sales charge when you reinvest dividends or distributions paid by a Fund.

                                                Sales Charge as a % of
                                             Offering            Net Amount
                                              Price               Invested

Less than $50,000                              5.25                 5.54
$50,000 but less than $100,000                 4.25                 4.44
$100,000 but less than $250,000                3.25                 3.36
$250,000 but less than $500,000                2.50                 2.56
$500,000 but less than $1 million              2.00                 2.04
$1 million or more                             -0-                  -0-


For purchases of Class A shares of $1 million or more, a Fund may pay to Unified Financial Securities, Inc., the Funds' Distributor, up to 1.00% of the purchase amount on the first $1 million and 0.60% on assets thereafter. An investor who redeems those Class A shares within 12 months of purchase will pay a redemption fee of 1% of the initial investment amount.


Qualifying for a Reduced Sales Charge. You may qualify for a reduced sales charge if you own or are purchasing shares of other Threshold Advisor Funds. If you or your investment consultant notifies a Fund of your eligibility for a reduced sales charge at the time of your purchase, you will be credited with the combined value (at the current offering price) of all your Threshold Advisor Funds and the shares of your spouse and any children under 21.

The following persons may qualify to purchase Class A shares of the Fund without a sales charge:

o Current or former directors, officers or employees of a Fund or the Adviser;

o Current or former directors, partners, officers or employees of selected organizations providing services to Threshold Advisor Funds, including legal counsel and advertising and marketing consultants;

o        Current   or  former   officers,   partners,employees   or   registered
         representatives  of  broker-dealers   which  have  entered  into  sales
         agreements with the principal underwriter of Threshold Advisor Funds;

o        Members of the immediate families of any of the persons above;

o Any trust, custodial account, pension, profit sharing or other benefit plan of the foregoing persons;

o        Insurance company separate accounts;

o Other funds and accounts for which the Adviser or any of its affiliates serve as investment adviser or manager;

o Employer sponsored retirement plans with at least $1,000,000 in plan assets or an initial investment of $25,000. Participants in an employee-sponsored 403(b) plan or employer-sponsored 457 plan if (a) the employer has made special arrangements for the plan to operate as a group through a single broker-dealer firm or other financial intermediary, and (b) all participants in the plan purchase shares of Threshold Advisor Funds through that broker-dealer or financial intermediary.

Reduced sales charges or a waiver of sales charges on Class A shares also may be available to group plans if the sponsoring organization makes information about Threshold Advisor Funds available to plan participants, permits informational meetings with participants regarding Threshold Advisor Funds, and facilitates purchases by plan participants.

Letter of Intent. A letter of intent is a written representation that you intend to purchase a specified dollar amount of the Class A shares of a Fund during the thirteen months following your initial purchase. Based on the amount specified in the letter of intent, you will qualify for a reduced initial sales charge. Completing a letter of intent does not obligate you to purchase additional Class A shares. If, however, you do not buy enough Class A shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your Class A shares, if earlier), your sales charge will be recalculated based on the amount you actually invested. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account. In the event you sell Class A shares of a Fund prior to the end of the 13-month period, the recalculated sales charge will be deducted from your sales proceeds. For more information on purchasing under a letter of intent, please consult your investment consultant.


BUYING, SELLING AND EXCHANGING FUND SHARES

Class A shares of each Fund are sold at the public offering price, which is the net asset value plus any sales charge. Each Fund offers to redeem its Class A shares from its shareholders at any time at the next determined net asset value without the deduction of any sales charge, although each Fund imposes a 1.00% redemption fee on purchases of Class A shares in an initial amount of $1 million or more if those shares are redeemed less than one year after they are purchased. The redemption price may be paid either in cash or by a distribution in kind of securities held by a Fund.

Buying Fund Shares

The minimum purchase for Class A shares is $5,000, subject to certain exceptions. You may open an account as follows:


BY CONTACTING AN INVESTMENT PROFESSIONAL -

You may buy shares of a Fund from any investment firm that has a sales agreement with the Fund's distributor. Threshold Advisor Funds considers the services provided by professional investment consultants to be beneficial to most investors without extensive investment experience. If you do not have an investment consultant, please call 1-800-711-1207 for information on how to locate an investment professional in your area. Threshold Advisor Funds also maintains a list of financial consultants on its web site at www.thresholdfunds.com.


BY WIRE -- To purchase by wire:

o Call the Funds' transfer agent toll-free at (800) 447-8150 to obtain an account and PIN number (for new accounts only)

o        Complete and return your account  application  to the transfer  agent

o        Instruct your bank to wire your investment to:

                  UMB Bank N.A.
                  ABA # 101000695
                  Credit to:  # 9870984598
                  FBO: Threshold Advisor [Name of Fund] - Class A Shares Your name(s) _______________________
                  Your account number ________________


BY MAIL -- To purchase by mail:

o        Complete and sign the account application

o        Mail your application and check to:

                  Threshold Advisor [Name of Fund] - Class A Shares c/o Unified Fund Services, Inc.
                  4030 Pennsylvania Avenue
                  Indianapolis, IN  43701


If you are making an additional purchase of shares, include your account number on the check. Checks must be drawn in U.S. dollars on a U.S. bank. Third party checks will not be accepted by a Fund.

ACCOUNT OPTIONS

Automatic investment plans. You can make regular periodic investments in a Fund by setting up a periodic transfer from your bank or other depositary account under the Threshold Periodic Investment Program. You may start an automatic investment plan in Class A shares with an initial investment of $100. You may cancel your enrollment in the Periodic Investment Program at any time or change the dollar amount, frequency, or investment date by calling or wring to the transfer agent. Because the operation of this program requires coordination with your bank or other depositary, you should allow up to 30 days for the transfer agent to establish your participation in the Periodic Investment Program.

Directed dividends. You can invest the dividends paid by a Fund into another Threshold Advisor Fund. The value of your second account must be at least $2,500. There are no fees or charges for directed dividends. If you have a retirement plan account, you may direct dividends only to accounts with identical registrations.

Systematic withdrawal plans. When you establish a systematic withdrawal plan, the transfer agent will sell the number of a Fund's Class A shares or the dollar amount you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic funds transfer to a bank or other depositary account you designate.

To establish a systematic withdrawal plan:
o        Your account must have a value of at least $10,000;
o        You must request a periodic withdrawals of at least $50; and
o You may not request a periodic withdrawal of more than 10% of the value of the account (valued at the time the plan is implemented).

Systematic sales of a Fund's Class A shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

Direct deposit. Dividends, capital gain distributions and proceeds of a redemption, including systematic withdrawal payments, will be paid to you by check unless you arrange for an electronic funds transfer payment. You may choose to have cash payments deposited directly into your bank or other depositary account. Please contact the Shareholder Services Department at 1-800-447-8150 for further information.

Selling Fund Shares

You may sell your Fund shares on any Business Day. You or your investment consultant may write a letter of instruction that includes the information below and mail your written instructions to the Transfer Agent at the above address.

o        your account name(s)
o        your account number
o        the dollar amount or the number of shares to be redeemed
o        how to send the proceeds to you (by check or wire*)
o your signature (the letter must be signed by an authorized person(s) in the exact name which appears on the account)
o        any legal documents, if required

         * If you want to have the redemption proceeds wired to your bank account, provide the name, location, ABA or bank routing number and your bank account number. Your Fund will deduct a fee from the sales proceeds and your bank may charge a fee to receive the wire.


Your Class A shares will be sold at the next net asset value calculated after your order is received in good order by the Funds' transfer agent. You generally will receive the redemption proceeds within seven (7) days after receipt of your redemption request. The redemption check will be sent to the address of record.

Investment of Sales Proceeds in Money Market Fund. You may invest the proceeds of a sale of Fund shares in the Prime Obligation Fund, a money market fund advised by Goldman Sachs & Co. Please see the Prime Obligation Fund prospectus for additional information. In your redemption instructions to a Fund, please indicate that you desire all or a specific portion of the proceeds to be invested in the Prime Obligation Fund.


Redemption Fee. If Class A shares of either Fund are purchased without payment of a sales charge and then redeemed within twelve months from the date of purchase, a redemption fee of 1.00% will be deducted from the redemption proceeds by the Fund. In determining whether a redemption fee is payable, it will be assumed that the redemption is made first of shares that have been held for more than one year and, second, of shares that are still subject to the redemption fee.

Telephone transaction privileges. If your account is registered in your name, you can sell shares of a Fund by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services department is open between 8:00 a.m. and 5:00 p.m. Eastern time on each Business Day.

Suspension of redemptions. Each Fund reserves the right to suspend redemptions or postpone the date of payment:

         (a)  for  any  periods   during  which  the  New  York  Stock  Exchange
         ("Exchange") is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted,

         (b) at such time as an emergency exists as determined by the Securities and Exchange Commission ("SEC") so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or

         (c) for such other periods as the SEC by order may permit for protection of a Fund's shareholders.

If the Fund shares being redeemed recently were purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen (15) days.

Redemptions in Kind. Although each Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

Exchanging Fund Shares. You may exchange your Class A shares of a Fund for Class A shares of another Threshold Advisor Fund without the imposition of any fee, subject to the requirements described below. The automatic exchange will be effective on the day after your instructions are received by a Fund's transfer agent.

At the time you make your exchange request you must have at least $5,000 invested in Threshold Advisor Funds. Your exchange request must be for at least $1,000 and, as a result of the exchange, you must have at least $2,500 in each Threshold Advisor Fund you own. Shares you acquire as part of an exchange will continue to be subject to any redemption fee that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine the amount of any redemption fee.

Before you request an exchange, consider each Fund's investment objective and policies as described in the Fund's prospectus. An exchange may also result in the payment of income taxes. Your investment consultant should be able to assist you in evaluating an exchange among different series of Threshold Advisor Funds.


Exchange of Fund Shares for Money Market Fund Shares. You may also exchange your Class A shares of a Fund for shares of the Prime Obligation Fund, a money market fund advised by Goldman Sachs & Co. Please see the Prime Obligation Fund prospectus for additional information. In your exchange instructions to Threshold Advisor Funds, please indicate the number of Class A shares of the Fund that you desire to exchange for shares of the Prime Obligation Fund.


Exchange limitations. Each Fund imposes a limit of three exchanges per year. The exchange limitation is designed to discourage short-term trading, which can increase the expenses incurred by a Fund and reduce returns for other shareholders. Threshold Advisor Funds may view accounts for which one person gives instructions or accounts that act on the advice provided by a single source to be under common control and, thus, subject to this limit. Accounts of broker-dealers or other financial intermediaries that aggregate client accounts are not subject to this limitation.

Telephone transaction privileges. If your account is registered in your name, you can exchange shares of a Fund by telephone. If you do not want your account to have telephone transaction privilege, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services department is open between 8:00a.m. and 5:00 p.m. Eastern time on each Business Day.

DISTRIBUTIONS AND TAXES

Net investment income distributed by a Fund generally consists of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by SCV Fund on an annual basis and by MC Fund on a quarterly basis.

Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for less than one year are taxed as ordinary income; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes to its shareholders an amount exceeding its income and gains, this excess will gradually be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have:

(1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or

(2) the full amount of any dividends and capital gain distributions paid to you in cash.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF TAX LIABILITY FOR TAXABLE ACCOUNTS:

Type of transaction                              Tax status

Income dividends                                 Ordinary income rate

Short-term capital gain distributions            Ordinary income rate

Long-term capital gain distributions             Capital gains rate

Sales of shares (including redemptions) owned    Long-term capital gains or
more than one year                               losses(capital gains rate)

Sales of shares (including redemptions) owned    Gains are taxed at the same
less than one year but more than 6 months        rate as ordinary income

Sales of shares (including redemptions) owned    Gains are taxed at the same
for 6 months or less                             rate as ordinary income,
                                                 losses are subject to special
                                                 rules

Distributions to retirement plans. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

Dividends-received  deductions.   Corporate  investors  may  be  entitled  to  a
dividends-received deduction on a portion of the ordinary dividends they receive from a Fund.

Tax reporting. If you are a non-retirement plan holder, we will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.

Withholding taxes. If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 31% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan for its Class A shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan"). Under the 12b-1 Plan, each Fund pays an annual fee to Unified Financial Securities, Inc., the Fund's Distributor, of 0.25% of the average daily net assets of the Fund invested in Class A shares through participating dealers, to help defray the cost of distributing the Fund's Class A shares and servicing its shareholders. Under the Rule 12b-1 Plan, a Fund also may pay to the Adviser, as Distribution Coordinator, an annual fee of 0.25% of the average daily net assets of a Fund invested in Class A shares that were not sold by the Distributor through a participating dealer. Because these fees are an ongoing expense, over time they reduce the net investment results of a Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold the Class A shares, your investment results will not equal the results of a different class of shares of a Fund having a different sales charge and fee structure.

SHAREHOLDER SERVICES

The Threshold Advisor Funds' website at www.thresholdfunds.com contains information on each Fund. If your account is registered in your name with the Funds' transfer agent, you can obtain current account information. Prospectuses for all classes of the Threshold Advisor Funds are also available.

Contacting shareholder services

You can contact a Fund by calling the transfer agent at 1-800-447-8150. Information on each Fund's Class A net asset value and on your account (if your account is registered in your name with the transfer agent) is available. In addition, you may speak with a shareholder servicing agent with respect to any question you have regarding a Fund or your account. If your account is held by a broker-dealer or other financial institution, our shareholder servicing department will not have specific information regarding your Fund account.

Selected information about each Fund is available through a voice-response system. You will need to obtain and use a personal identification number (PIN) to retrieve specific information about your account through the voice-response system. Please contact Shareholder Services at 1-800-447-8150 to obtain a PIN number or with questions regarding the voice response system.

                               [back cover page]

A Statement of Additional Information ("SAI") about Threshold Advisor Funds has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. Shareholders may make inquiries or request the SAI and the Funds' reports to shareholders without charge by calling or writing a Fund at the telephone number or the address listed on the cover page or by calling the Funds' transfer agent toll-free at (800) 447-8150. Information about each Fund may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of information about each Fund may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. The Funds also maintain an Internet site at http://www.thresholdfunds.com.




Investment Company Act File No. 811-10117

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                                     [LOGO]

                          THRESHOLD ADVISOR FUNDS, INC.
                                10829 Olive Blvd.
                               St. Louis, MO 63141
                                 (800) 711-1207

                         THRESHOLD SMALL CAP VALUE FUND
                             THRESHOLD MID CAP FUND





                       Prospectus dated January 1, 2001







   These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                                TABLE OF CONTENTS



THRESHOLD SMALL CAP VALUE FUND.................................................1

         Investment Objective, Policies and Risks..............................1

         Fees and Expenses of the Fund.........................................2

         Adviser's Prior Performance...........................................3

THRESHOLD MID CAP FUND.........................................................5

         Investment Objectives, Policies and Risks.............................5

         Performance...........................................................6

         Fees And Expenses of the Fund.........................................7

MANAGEMENT OF THE FUNDS........................................................8

VALUING FUND SHARES............................................................9

DESCRIPTION OF CLASS I SHARES..................................................9

BUYING, SELLING AND EXCHANGING FUND SHARES....................................11

DISTRIBUTIONS AND TAXES.......................................................15

DISTRIBUTION PLAN.............................................................17

SHAREHOLDER SERVICES..........................................................17






THRESHOLD SMALL CAP VALUE FUND

Investment Objective, Policies and Risks

Investment Objective

The investment objective of the Threshold Small Cap Value Fund ("SCV Fund") is long-term capital appreciation.

Principal Investment Strategies of the Fund

SCV Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of small capitalization companies. "Small cap" companies include those companies with a market capitalization of less than $1.5 billion at the time of purchase. SCV Fund focuses its investment process on equity securities, which include warrants, rights and debt and preferred securities convertible into equity securities.

SCV Fund attempts to select and purchase securities of small cap companies that are "value" priced, which means that the ratio of the security's price to earnings, book value, cash flow or other financial measure is lower than other companies' in its industry group with similar projected growth rates. SCV Fund does not consider, however, that any specific price to earnings, book value or cash flow ratio constitutes value pricing.

SCV Fund uses fundamental research to identify small cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic, social or other trends. Such companies may enjoy a proprietary technology or other business advantage relative to their competition. Kennedy Capital Management, Inc., SCV Fund's Adviser, evaluates the management of a small cap company in which SCV Fund invests, including its ability to implement the company's business plan and its commitment to increasing shareholder value. SCV Fund attempts to select the stocks of small cap companies that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these "invisible" companies in an effort to improve the market's efficiency in pricing the companies' stock.

Principal Risks of Investing in SCV Fund

Although SCV Fund seeks long-term capital appreciation, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that SCV Fund will achieve its objective. You could lose money on your investment in SCV Fund or not make as much as if you invested it elsewhere. An investment in SCV Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SCV Fund invests primarily in the stocks of smaller companies, which may lack the managerial, financial or other resources necessary to implement their business plans or to succeed in the face of competition. The prospects for a small cap company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a small cap stock and this lack of market liquidity can adversely affect SCV Fund's ability to realize the market price of a stock, especially during periods of rapid market decline.

SCV Fund's investment results will be affected by general market conditions and specifically by investors' enthusiasm for small cap value stocks. The Adviser's assessment of small cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.


SCV Fund may engage in short-term transactions under various market conditions to a greater extent than other mutual funds. The portfolio manager expects that SCV Fund's portfolio turnover will exceed 100%. A high rate of portfolio turnover generally leads to greater transaction costs and may result in additional tax consequences to investors.


Fees and Expenses of the Fund


The following table describes the fees and expenses that you may pay if you buy and hold Class I shares of the SCV Fund.


--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                            None
(as a percentage of offering price)

Deferred Sales Charge (as a percentage of original purchased price)         None

Redemption Fee (as a percentage of amount redeemed)                         None
Annual Fund Operating Expenses (expenses
that are deducted from Fund assets)
================================================================================
Management Fees                                                            1.00%
Distribution (12b-1) Fees                                                   None
Other Expenses                                                             0.90%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.90%
Fee Waiver and Expense Reimbursement1                                     -0.45%
Net Expenses                                                               1.45%
================================================================================


1 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the SCV Fund to the extent that Class I annual operating expenses exceed 1.45% of the Class I average daily net assets for the SCV
   Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by SCV Fund within the following five years if overall expenses fall below this percentage limitation.



Example:


This Example is intended to help you compare the cost of investing in Class I shares of the SCV Fund with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in Class I shares of the SCV Fund for the time period indicated;

o        you redeem all of your Class I shares at the end of those periods;

o        your investment has a 5% return each year; and

o        the SCV Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

          ------------------------------ ----------------------------
          1 year                         3 years
          ------------------------------ ----------------------------
          $152                           $473
          ------------------------------ ----------------------------

You would pay the following expenses if you did not redeem your Class I shares:

          ------------------------------ ----------------------------
          1 year                         3 years
          ------------------------------ ----------------------------
          $152                           $473
          ------------------------------ ----------------------------


Adviser's Prior Performance

The bar chart and table below provide some indication of the risks of investing in SCV Fund by showing changes in the performance of the Adviser's small cap value private accounts and by comparing their performance with a broad measure of market performance. The performance shown is the performance of all of the Adviser's small cap value private accounts managed using the same investment objectives and strategies that the Adviser will use to manage SCV Fund. These returns are compared to the Russell 2000 Index, a broad measure of market performance, and they reflect reinvestment of dividends. The returns are calculated based on total return, including gains or losses plus income, after deducting trading costs and the highest management fee charged to any such account by the Adviser. Past performance of these private accounts, which are not subject to the same diversification, tax restrictions, investment limitations or higher expenses as the SCV Fund, would be lower if SCV Fund's expenses were included and should not be considered a representation of SCV Fund's future results. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.


                        Year-by-Year Annual Total Return
                     of Adviser's Small Cap Private Accounts
                     (for the year ending December 31, 1999)

                                 [graph omitted]

  1995              1996             1997              1998             1999
  ----              ----             ----              ----             ----
 30.06%            19.72%           34.55%           -12.48%            18.98%

During the year ending December 31, 1999 shown in the bar chart above, the highest return for a quarter was 19.17% (quarter ending June 30, 1999) and the lowest return for a quarter was -9.57% (quarter ending March 31, 1999).

--------------------------------------------------------------------------------------
                                      Average Annual Total Returns
                                of Adviser's Small Cap Private Accounts
                               (for the periods ending December 31, 1999)
======================================================================================

  ===================================== ======== ======== ========= ==================
                                        Past 1    Past 3  Past 5      Since Inception
                                         Year      Years   Years     (January 1, 1995)
  ------------------------------------- -------- -------- --------- ------------------
  Adviser's Small Cap Private Accounts  18.98%    11.9%   16.8%           16.8%

  ------------------------------------- -------- -------- ---------  -----------------
  Russell 2000 Index*                   21.26%     7.9%    14.2%           14.2%
  ------------------------------------- -------- -------- --------- ------------------


* The Russell 2000 Index is a broad-based index representative of the smaller cap segment of the U.S. economy in terms of economic sector weightings, market capitalization and overall risk.




THRESHOLD MID CAP FUND

Investment Objectives, Policies and Risks

Investment Objectives

The investment objectives of the Threshold Mid Cap Fund ("MC Fund") are primarily long-term capital appreciation and, secondarily, current income.

Principal Investment Strategies of the Fund

MC Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of "mid-cap" companies with a market capitalization similar to the capitalization of those companies that comprise the S&P MidCap 400(TM) Index, typically $1.5 to $10 billion. MC Fund focuses its investment process on equity securities of mid-cap companies, including warrants, rights and debt and preferred securities convertible into equity securities. MC Fund may invest up to 35% of its total assets in debt securities for current income or capital appreciation or as a defensive strategy.

MC Fund attempts to identify mid-cap companies that have the financial strength to take advantage of a potential competitive advantage, either through internal growth or, alternatively, in relationships with key strategic partners. MC Fund attempts to select and purchase securities that are priced lower than the portfolio manager's estimate of the "intrinsic" value of the company. In determining the intrinsic value of a company, MC Fund's portfolio manager considers the relation of its stock price to a variety of financial measures, including historical and projected earnings, cash flow, reinvestment rate and growth rate. The portfolio manager also compares these relationships to those of other companies in the same industry.

MC Fund attempts to select the stock of mid-cap  companies  that it considers to be inefficiently priced because information about the company has not been adequately exposed in the marketplace. The Adviser attempts to improve information flow about these companies in an effort to improve the market's efficiency in pricing the companies' stock. Fundamental research is used to identify mid-cap companies with the potential to rapidly increase sales, cash flow and earnings by taking advantage of demographic, economic and social and other trends. Such companies may enjoy a sustainable competitive advantage because of proprietary technology, an established niche, market dominance or other business advantages relative to their competition. MC Fund also seeks companies whose management has demonstrated a commitment to shareholder value and appears capable of implementing a viable growth plan. MC Fund attempts to select mid-cap companies whose business plan includes a catalyst that will release the value of an asset, such as proprietary technology, a patent or other asset, that is unappreciated by the market.

MC Fund secondarily seeks to provide current income. MC Fund may invest in debt securities, primarily U.S. government bonds and investment-grade corporate securities rated BBB or Bbb or above by S&P's or Moody's. MC Fund also may write covered calls and purchase debt securities convertible into equity securities. In anticipation of declining interest rates or broad market declines, MC Fund may purchase debt securities with the objective of capital preservation. In each case, obtaining current income is secondary to MC Fund's primary investment objective of long term capital appreciation.

Principal Risks of Investing in the MC Fund

Although MC Fund seeks primarily long-term capital appreciation and, secondarily, current income, actual future investment results cannot be predicted. Investment results will fluctuate and there is no assurance that the MC Fund will achieve its objectives. You could lose money on your investment in the MC Fund or not make as much as if you invested it elsewhere. An investment in the MC Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MC Fund invests primarily in the stocks of mid-cap companies, which may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment. It may be difficult to sell a mid-cap stock and this lack of market liquidity can adversely affect MC Fund's ability to realize the market price of a stock, especially during periods of rapid market decline. MC Fund's assessment of mid-cap companies may prove incorrect, resulting in losses or poor performance even in a rising market.

Performance


The MC Fund commenced operations on January 1, 2001 and, as a result, has no performance at this time.




Fees And Expenses of the Fund


The following table describes the fees and expenses that you may pay if you buy and hold Class I shares of the MC Fund.




--------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
================================================================================
Maximum Sales Charge (Load) Imposed on Purchases                           None
(as a percentage of offering price)

Deferred  Sales  Charge (as a  percentage  of  original  purchased  price) None
Redemption  Fee (as a percentage of amount  redeemed)                      None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================
Management Fees                                                            0.85%
Distribution (12b-1) Fees                                                  None
Other Expenses                                                             0.90%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                       1.75%
Fee Waiver and Expense Reimbursement1                                     -0.30%
Net Expenses                                                               1.45%
================================================================================



1 The Adviser contractually has agreed to waive its advisory fee and, if necessary, reimburse the MC Fund to the extent that Class I annual operating expenses exceed 1.45% of the Class I average daily net assets for the MC
   Fund's 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by MC Fund within the following five years if overall expenses fall below this percentage limitation.

Example:

This Example is intended to help you compare the cost of investing in Class I shares of the MC Fund with the cost of investing in other mutual funds.

The Example assumes that:

o you invest $10,000 in Class I shares of the MC Fund for the time period indicated;

o        you redeem all of your Class I shares at the end of those periods;

o        your investment has a 5% return each year; and

o        the MC Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

          ------------------------------ ----------------------------
          1 year                         3 years
          ------------------------------ ----------------------------
          $152                           $473
          ------------------------------ ----------------------------

You would pay the following expenses if you did not redeem your Class I shares:
          ------------------------------ ----------------------------
          1 year                         3 years
          ------------------------------ ----------------------------
          $152                           $473
          ------------------------------ ----------------------------


Management of the Funds

Adviser. Kennedy Capital Management, Inc. (the "Adviser"), located at 10829 Olive Boulevard, St. Louis, MO 63141, serves as investment adviser to the Threshold Advisor Funds. The Adviser was organized in 1980 to provide investment management services to pension plans, charitable organizations, mutual funds and other institutional investors, as well as wealthy individuals. The Adviser currently manages approximately $1.6 billion for its clients, generally invested in small cap companies according to a growth, value or blended investment strategy. The Adviser will receive an advisory fee of 1.00% of average daily net assets of the SCV Fund and 0.85% of average daily net assets of the MC Fund for providing investment advice and portfolio management services.


Portfolio Manager of the SCV Fund


Mr. Timothy Hasara, a research analyst and portfolio manager of the Adviser since 1994 and 1995, respectively, has day-to-day investment responsibility for SCV Fund. Mr. Hasara is responsible for managing approximately $500 million in client funds on behalf of the Adviser in the small cap value style that he will use to manage SCV Fund. Mr. Hasara received a B.S. from the University of Notre Dame and a Master's Degree in Business Management from Johns Hopkins University.


Portfolio Managers of the MC Fund


Mr. Richard H. Eckenrodt, a portfolio manager and Director of Research of the Adviser since 1999 and 2000, respectively has primary investment responsibility as Portfolio Manager of the MC Fund. Prior to assuming the management of the MC Fund, Mr. Eckenrodt held portfolio manager and analytical positions with the Lindner Funds. Mr. Eckenrodt managed the Lindner Utility Fund from 1993 to 1999 and he had investment management authority for the Lindner Dividend Fund (now Lindner Asset Allocation Fund) and Lindner Growth Fund (now Lindner Large-Cap Growth Fund). Mr. Eckenrodt had direct responsibility for total assets in excess of $1 billion. Mr. Eckenrodt holds a B.A. and a Master's Degree in Economics from the University of Missouri.

Mr. Frank Latuda, Jr., CFA, is Associate Manager of the MC Fund. Mr. Latuda has been a portfolio manager of the Adviser since 1999 and he served as Director of Research from 1997 to 2000. Prior to joining the Adviser, Mr. Latuda was a research analyst with Burns, Pauli, Mahoney & Company. He holds a B.S. in Electrical Engineering from the University of Notre Dame, and a Master's Degree in Electrical Engineering and an MBA from the University of Illinois.

VALUING FUND SHARES


The net asset value ("NAV") of Class I shares of each Fund is determined as of 4:00 p.m. Eastern time on each business day on which the New York Stock Exchange is open for trading ("Business Day"). The NAV of Class I shares of each Fund is calculated by dividing the Class I net assets by the number of outstanding Class I shares. Purchases and redemptions of Class I shares of a Fund will be made at the next determined net asset value after the order is placed. Because the value of a Fund's investment portfolio changes every Business Day, the NAV usually changes as well.


Each Fund generally values its portfolio securities as follows. Equity securities are valued at the last sales price reported by the consolidated quote system prior to the normal closing of the market on which the securities are traded. If there was no sale that day, equity securities will be valued at the mean of the last bid and asked prices. Debt securities (other than short-term securities) normally will be valued on the basis of prices provided by a pricing service or determined using quotes from brokers. Investment grade short- term obligations with 60 days or less to maturity are valued using the amortized cost method. Securities for which market quotations are not readily available are valued at fair market value by the Adviser, as determined in good faith pursuant to procedures approved by the Threshold Advisor Funds' Board of Directors.


DESCRIPTION OF CLASS I SHARES

Class I shares are sold at the NAV to institutional investors. You do not pay a sales charge when you invest in Class I shares of a Fund. Class I shares also do not pay any 12b-1 fees.


Minimum Investment. Your initial investment in Class I shares must be at least $250,000, which minimum may be waived in the Advisor's discretion. Additional investments must be at least $100. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, opening an account for a minor, establishing an automatic investment plan or placing your trade through an investment consultant. The initial minimum investment for most types of retirement plans is $250 and additional investments must be at least $100. The minimum investment for an account for a minor established through a gift from a relative is $500.

Minimum Account Size. Each Fund requires that you maintain a minimum account balance of $500. If your account declines below this amount because of a sale or exchange, the transfer agent will notify you that your account will be liquidated and closed. You may avoid this by increasing the value of your account to at least $500 during the calendar quarter after the quarter in which you receive the notice.


BUYING, SELLING AND EXCHANGING FUND SHARES

Class I shares of each Fund are sold at the public offering price, which is the net asset value. Each Fund offers to redeem its Class I shares from its shareholders at any time at the next determined net asset value without the deduction of any sales charge. The redemption price may be paid either in cash or by a distribution in kind of securities held by a Fund.


Buying Fund Shares

The minimum purchase for Class I shares is $250,000, although this minimum may be waived in the Adviser's discretion. You may open an account as follows:


BY CONTACTING AN INVESTMENT PROFESSIONAL -

You may buy shares of a Fund from any investment firm that has a sales agreement with the Fund's distributor. Threshold Advisor Funds considers the services provided by professional investment consultants to be beneficial to most investors without extensive investment experience. If you do not have an investment consultant, please call 1-800-711-1207 for information on how to locate an investment professional in your area. Threshold Advisor Funds also maintains a list of financial consultants on its web site at www.thresholdfunds.com.


BY WIRE -- To purchase by wire:

o Call the Funds' transfer agent toll-free at (800) 447-8150 to obtain an account and PIN number (for new accounts only)

o        Complete and return your account application to the transfer agent

o        Instruct your bank to wire your investment to:

                  UMB Bank N.A.
                  ABA # 101000695
                  Credit to:  # 9870984598
                  FBO: Threshold Advisor [Name of Fund] - Class I Shares Your name(s) _______________________
                  Your account number ________________

BY MAIL -- To purchase by mail:

o        Complete and sign the account application

o        Mail your application and check to:

                  Threshold Advisor [Name of Fund] - Class I Shares c/o Unified Fund Services, Inc.
                  4030 Pennsylvania Avenue
                  Indianapolis, IN  43701


If you are making an additional purchase of shares, include your account number on the check. Checks must be drawn in U.S. dollars on a U.S. bank. Third party checks will not be accepted by a Fund.

ACCOUNT OPTIONS

Automatic investment plans. You can make regular periodic investments in a Fund by setting up a periodic transfer from your bank or other depositary account under the Threshold Periodic Investment Program. You may start an automatic investment plan in Class I shares with an initial investment of $100. You may cancel your enrollment in the Periodic Investment Program at any time or change the dollar amount, frequency, or investment date by calling or wring to the transfer agent. Because the operation of this program requires coordination with your bank or other depositary, you should allow up to 30 days for the transfer agent to establish your participation in the Periodic Investment Program.

Directed dividends. You can invest the dividends paid by a Fund into another Threshold Advisor Fund. The value of your second account must be at least $2,500. There are no fees or charges for directed dividends. If you have a retirement plan account, you may direct dividends only to accounts with identical registrations.

Systematic withdrawal plans. When you establish a systematic withdrawal plan, the transfer agent will sell the number of a Fund's Class I shares or the dollar amount you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic funds transfer to a bank or other depositary account you designate. Systematic sales of a Fund's Class I shares may be taxable transactions for you.

To establish a systematic withdrawal plan:
o        Your account must have a value of at least $10,000;
o        You must request a periodic withdrawals of at least $50; and
o You may not request a periodic withdrawal of more than 10% of the value of the account (valued at the time the plan is implemented).




Direct deposit. Dividends, capital gain distributions and proceeds of a redemption, including systematic withdrawal payments, will be paid to you by check unless you arrange for an electronic funds transfer payment. You may choose to have cash payments deposited directly into your bank or other depositary account. Please contact the Shareholder Services Department at 1-800-447-8150 for further information.

Selling Fund Shares

You may sell your Fund shares on any Business Day. You or your investment consultant may write a letter of instruction that includes the information below and mail your written instructions to the Transfer Agent at the above address.

o        your account name(s)
o        your account number
o        the dollar amount or the number of shares to be redeemed
o        how to send the proceeds to you (by check or wire*)
o your signature (the letter must be signed by an authorized person(s) in the exact name which appears on the account)
o        any legal documents, if required

         * If you want to have the redemption proceeds wired to your bank account, provide the name, location, ABA or bank routing number and your bank account number. Your Fund will deduct a fee from the sales proceeds and your bank may charge a fee to receive the wire.

Your Class I shares will be sold at the next net asset value calculated after your order is received in good order by the Funds' transfer agent. You generally will receive the redemption proceeds within seven (7) days after receipt of your redemption request. The redemption check will be sent to the address of record.

Investment of Sales Proceeds in Money Market Fund. You may invest the proceeds of a sale of Fund shares in the Prime Obligation Fund, a money market fund advised by Goldman Sachs & Co. Please see the Prime Obligation Fund prospectus for additional information. In your redemption instructions to a Fund, please indicate that you desire all or a specific portion of the proceeds to be invested in the Prime Obligation Fund.

Telephone transaction privileges. If your account is registered in your name, you can sell shares of a Fund by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services department is open between 8:00 a.m. and 5:00 p.m. Eastern time on each Business Day.

Suspension of redemptions. Each Fund reserves the right to suspend redemptions or postpone the date of payment:

         (a)  for  any  periods   during  which  the  New  York  Stock  Exchange
         ("Exchange") is closed (other than for customary weekend and holiday closings), or when trading on the Exchange is restricted,

         (b) at such time as an emergency exists as determined by the Securities and Exchange Commission ("SEC") so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or

         (c) for such other periods as the SEC by order may permit for protection of a Fund's shareholders.

If the Fund shares being redeemed recently were purchased by check, payment may be delayed to verify that the check has been honored, normally not more than fifteen (15) days.

Redemptions in Kind. Although each Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transaction costs.

Exchanging Fund Shares. You may exchange your Class I shares of a Fund for Class I shares of another Threshold Advisor Fund without the imposition of any fee, subject to the requirements described below. The automatic exchange will be effective on the day after your instructions are received by a Fund's transfer agent.

At the time you make your exchange request you must have at least $5,000 invested in Threshold Advisor Funds. Your exchange request must be for at least $1,000 and, as a result of the exchange, you must have at least $2,500 in each Threshold Advisor Fund you own. Shares you acquire as part of an exchange will continue to be subject to any redemption fee that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine the amount of any redemption fee.

Before you request an exchange, consider each Fund's investment objective and policies as described in the Fund's prospectus. An exchange may also result in the payment of income taxes. Your investment consultant should be able to assist you in evaluating an exchange among different series of Threshold Advisor Funds.

Exchange of Fund Shares for Money Market Fund Shares. You may also exchange your Class I shares of a Fund for shares of the Prime Obligation Fund, a money market fund advised by Goldman Sachs & Co. Please see the Prime Obligation Fund prospectus for additional information. In your exchange instructions to Threshold Advisor Funds, please indicate the number of Class I shares of the Fund that you desire to exchange for shares of the Prime Obligation Fund.

Exchange limitations. Each Fund imposes a limit of three exchanges per year. The exchange limitation is designed to discourage short-term trading, which can increase the expenses incurred by a Fund and reduce returns for other shareholders. Threshold Advisor Funds may view accounts for which one person gives instructions or accounts that act on the advice provided by a single source to be under common control and, thus, subject to this limit. Accounts of broker-dealers or other financial intermediaries that aggregate client accounts are not subject to this limitation.

Telephone transaction privileges. If your account is registered in your name, you can exchange shares of a Fund by telephone. If you do not want your account to have telephone transaction privilege, you must indicate that choice on your account application or instruct the transfer agent in writing. In order to place a telephone transaction, please contact the Fund's transfer agent at 1-800-447-8150. The Shareholder Services department is open between 8:00a.m. and 5:00 p.m. Eastern time on each Business Day.

DISTRIBUTIONS AND TAXES

Net investment income distributed by a Fund generally consists of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income. Dividends normally will be distributed by SCV Fund on an annual basis and by MC Fund on a quarterly basis.

Each Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when a Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for less than one year are taxed as ordinary income; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower capital gains rates. If a Fund distributes to its shareholders an amount exceeding its income and gains, this excess will gradually be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have:

(1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or

(2) the full amount of any dividends and capital gain distributions paid to you in cash.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund's shareholders. These transactions typically create the following tax liabilities for taxable accounts:

SUMMARY OF TAX LIABILITY FOR TAXABLE ACCOUNTS:

Type of transaction                                  Tax status

Income dividends                                     Ordinary income rate

Short-term capital gain distributions                Ordinary income rate

Long-term capital gain distributions                 Capital gains rate

Sales of shares (including redemptions) owned        Long-term capital gains or
more than one year                                   losses(capital gains rate)

Sales of shares (including redemptions) owned    Gains are taxed at the same
less than one year but more than 6 months        rate as ordinary income

Sales of shares (including redemptions) owned        Gains are taxed at the same
for 6 months or less                                 rate as ordinary income,
                                                     losses are subject to
                                                     special rules

Distributions to retirement plans. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

Dividends-received  deductions.   Corporate  investors  may  be  entitled  to  a
dividends-received deduction on a portion of the ordinary dividends they receive from a Fund.

Tax reporting. If you are a non-retirement plan holder, we will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, a Fund's distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared.

Withholding taxes. If you are a non-corporate shareholder and if a Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 31% of your distributions and sales proceeds. If you are subject to backup withholding, we also will withhold and pay to the IRS 31% of your distributions. Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan for certain classes of its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("12b-1 Plan"). Under the 12b-1 Plan, Class I shares pay no 12b-1 fees. Depending on the amount of your investment and the length of time you hold the shares, your investment results will not equal the results of a different class of shares of a Fund having a different sales charge and fee structure.

SHAREHOLDER SERVICES

The Threshold Advisor Funds' website at www.thresholdfunds.com contains information on each Fund. If your account is registered in your name with the Funds' transfer agent, you can obtain current account information. Prospectuses for all classes of the Threshold Advisor Funds are also available.

Contacting shareholder services

You can contact a Fund by calling the transfer agent at 1-800-447-8150. Information on each Fund's Class I net asset value and on your account (if your account is registered in your name with the transfer agent) is available. In addition, you may speak with a shareholder servicing agent with respect to any question you have regarding a Fund or your account. If your account is held by a broker-dealer or other financial institution, our shareholder servicing department will not have specific information regarding your Fund account.

Selected information about each Fund is available through a voice-response system. You will need to obtain and use a personal identification number (PIN) to retrieve specific information about your account through the voice-response system. Please contact Shareholder Services at 1-800-447-8150 to obtain a PIN number or with questions regarding the voice response system.

                               [back cover page]

A Statement of Additional Information ("SAI") about Threshold Advisor Funds has been filed with the Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. Shareholders may make inquiries or request the SAI and the Funds' reports to shareholders without charge by calling or writing a Fund at the telephone number or the address listed on the cover page or by calling the Funds' transfer agent toll-free at (800) 447-8150. Information about each Fund may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of information about each Fund may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. The Funds also maintain an Internet site at http://www.thresholdfunds.com.




Investment Company Act File No. 811-10117

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.






                       STATEMENT OF ADDITIONAL INFORMATION

                          THRESHOLD ADVISOR FUNDS, INC.



                         THRESHOLD SMALL CAP VALUE FUND
                             THRESHOLD MID CAP FUND









                               January 1, 2001


Threshold Advisor Funds, Inc. is an open-end, diversified management investment company.


     This Statement of Additional Information should be read in conjunction with the Prospectus for the appropriate class of the Funds, each dated January 1, 2001 ("Prospectus"). A copy of a Prospectus may be obtained without charge by calling toll-free (800) 447-8150. This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.





                                TABLE OF CONTENTS


FUND HISTORY...................................................................1

DESCRIPTION OF THE FUNDS.......................................................1

FUND INVESTMENTS...............................................................2

FUND POLICIES..................................................................7

MANAGEMENT OF THE FUND.........................................................9

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS................................11

INVESTMENT ADVISORY AND OTHER SERVICES........................................11

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................13

CAPITAL STOCK.................................................................14

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................14

TAX INFORMATION...............................................................16

UNDERWRITER...................................................................19

CALCULATION OF PERFORMANCE DATA...............................................21

FINANCIAL STATEMENTS..........................................................21

APPENDIX A:  DESCRIPTION OF BOND RATINGS......................................23

APPENDIX B:  OPTIONS CONTRACTS................................................25



FUND HISTORY

Threshold Advisor Funds, Inc. was incorporated under the laws of the State of Maryland on June 16, 2000. Threshold Advisor Funds currently is comprised of two investment portfolios each with two classes of common stock, Class A and Class I, each par value $0.01. Threshold Advisor Funds has the authority to issue multiple series and classes of shares.

DESCRIPTION OF THE FUNDS

Threshold Advisor Funds is a diversified, open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act").

Threshold Small Cap Value Fund ("SCV Fund") is a series of the Threshold Advisor Funds. Its objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities of small-capitalization companies, each of which has a total market capitalization at the time of purchase of less than $1.5 billion ("small cap companies").

Threshold  Mid Cap Fund ("MC  Fund") also is a series of the  Threshold  Advisor
Funds. Its objectives are primarily long-term capital appreciation and, secondarily, current income. The Fund seeks to achieve its objectives by investing at least 65% of its total assets in equity securities of mid-size companies with a market capitalization at the time of purchase similar to those companies that comprise the S&P MidCap 400(TM) Index, typically $1.5 to $10 billion ("mid-cap companies"). MC Fund also may invest up to 35% of its total assets in debt securities for current income, capital appreciation or as a defensive strategy.

The SCV Fund and the MC Fund (collectively, the "Funds" and each a "Fund") each have two classes of shares. The classes differ with respect to the charges that investors pay as follows:


Class A. Class A shares are sold at the public offering price, which is the net asset value per share plus an initial sales charge as described in the Fund's Class A prospectus. Selected persons may be able to purchase Class A shares at a reduced commission or at net asset value. Class A shareholders who initially purchase shares worth $1 million or more without paying a sales charge and who redeem those shares within one year of purchase will be required to pay a 1.00% redemption fee. Class A shareholders pay a 12b-1 distribution fee of 0.25% per year. The minimum purchase for Class A shares is $5,000, subject to certain exceptions.


Class I. Purchasers of Class I shares pay no commission at the time of purchase, no contingent deferred sales charges and no 12b-1 distribution fees. The minimum purchase for Class I shares is $250,000.


FUND INVESTMENTS

As described below, the SCV Fund and the MC Fund may invest in the following types of instruments:

Equity Securities

         Common Stocks. Each Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         Preferred Stock. Each Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

         Real Estate Investment Trusts ("REITs"). Each Fund may invest in REITs. REITs include equity REITs, which own real estate properties, and mortgage REITs, which make construction, development and long-term mortgage loans. The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended. The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow. The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the Federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact that REITs are not diversified.

         Warrants and Rights. Each Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock. No Fund will invest more than 5% of its respective net assets in warrants. Warrants may be either perpetual or of limited duration. There is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

         Convertible Securities. Each Fund may invest in convertible securities. Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged. Convertible securities combine the fixed-income characteristics of bonds and capital appreciation potential of common stock. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

American Depository Receipts ("ADRs")

         Each Fund may invest in sponsored and unsponsored ADRs. ADRs are receipts that represent interests in or are convertible into, securities of foreign issuers. These receipts are not necessarily denominated in the same currency as the underlying securities into which they may be converted.

         ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the U.S. For purposes of certain investment limitations, ADRs are considered to be foreign securities and are subject to many of the risks inherent in investing in foreign securities.

Debt Securities

         MC Fund may invest up to 35% of its total assets in debt securities. The market value of debt securities is influenced primarily by changes in the level of interest rates. Generally, as interest rates rise, the market value of debt securities decreases. Conversely, as interest rates fall, the market value of debt securities increases. Factors that could result in a rise in interest rates, and a decrease in the market value of debt securities, include an increase in inflation, or inflation expectations, an increase in the rate of U.S. economic growth, an increase in the Federal budget deficit or an increase in the price of commodities such as oil. Debt securities include the following:

         Corporate Debt Obligations. The MC Fund may invest in corporate debt securities, including corporate bonds, debentures, notes and other similar corporate debt instruments. The MC Fund invests primarily in investment grade non-convertible corporate debt. MC Fund may invest only in investment grade corporate debt obligations rated at lease BBB or Baa or higher by S&P or Moody's Investor Services, respectively. Securities rated BBB or Baa are considered to have speculative characteristics and changes in economic conditions are more likely to lead to a weakened capacity to pay interest and repay principal than is the case with higher grade bonds. MC Fund may retain a security that has been downgraded below investment grade if, in the opinion of its portfolio manager, it is in the Fund's best interest.

     Bank Deposit Notes - MC Fund may invest in bank deposit notes, which are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers' Acceptances - MC Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Bank Obligations - For purposes of the MC Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in obligations issued by foreign banks and foreign branches of U.S. banks may involve risks that are different from investments in obligations of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the MC Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.

     Certificates of deposit issued by domestic branches of domestic banks do not benefit materially, and certificates of deposit issued by foreign branches of domestic banks do not benefit at all, from insurance from the Federal Deposit Insurance Corporation.

     Both domestic banks and foreign branches of domestic banks are subject to extensive governmental regulations, which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and costs of funds for the purpose of financing and lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

     Commercial Paper and other Short-Term Corporate Obligations - MC Fund may invest in commercial paper, which refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. The other corporate obligations in which the MC Fund may invest shall consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations bearing fixed, floating or variable interest rates.

     Debentures - MC Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the four highest ratings categories of Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc ("Moody's") or, if unrated, are determined to be of comparable quality by Kennedy Capital Management, Inc., the Fund's Adviser. Unrated securities will be determined to be of comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. Debentures are unsecured debt securities. The holder of a debenture is protected only by the general creditworthiness of the issuer. See Appendix A, Description of Bond Ratings, for additional information.

     Temporary Investments

     Cash Equivalents -SCV Fund and MC Fund each may invest in cash equivalents including certificates of deposit, bearer deposit notes, bankers acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit - SCV Fund and MC Fund each may invest in certificates of deposits. CDs are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     U.S. Government Securities - Each Fund may invest in securities issued or guaranteed by the U.S. Government, including U.S. Treasury obligations (see definition below) and securities issued by U.S. agencies and instrumentalities.

     U. S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Inter-American Development Bank, Asian-American Development Bank, Agency for International Development, Student Loan Marketing Association and International Bank of Reconstruction and Development.

     Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     U.S. Treasury Obligations - Each Fund may invest in U.S. Treasury obligations, which include bills, notes and bonds issued by the U.S. Treasury and STRIPS.

     Illiquid Securities

     SCV Fund and MC Fund each may invest up to 15% of its net assets in illiquid securities, including securities having legal or contractual restrictions on resale or no readily available market. As a result of such illiquidity, a Fund may not be able to sell these instruments when the Adviser considers it desirable to do so or may have to sell them at a lower price than could be obtained if they were more liquid. These factors may have an adverse impact on net asset value. The sale of illiquid securities may require more time and result in higher transaction costs and other selling expenses than the sale of liquid securities.

     Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. As a result, Rule 144A securities will not be deemed to be illiquid provided that the Adviser has determined such securities are liquid pursuant to procedures established by the Threshold Advisor Funds' Board of the Directors. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

     Options


         Each Fund may purchase put and call options for hedging purposes only. Such options may relate to interest rates and other economic factors and would not exceed 5% of a Fund's net assets. MC Fund may sell calls on stocks that the Fund owns ("covered calls") as a method of generating additional income. The sale of covered calls may have the effect of reducing the potential for capital appreciation, increasing portfolio turnover and increasing income taxed at ordinary rates. See Appendix B - Options Contracts.


     Repurchase Agreements

     Each Fund each may enter into repurchase agreements ("repos"). A repo provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (i.e., a Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price may be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements are considered to be loans under the 1940 Act.

     A Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Threshold Advisor Funds' Board of Directors, presents a minimum risk of bankruptcy during the term of the agreement based upon guidelines which periodically are reviewed by the Board. A Fund may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or subcustodian) or in the Federal Reserve/U.S. Treasury book entry system. If the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Fund may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case a Fund may incur a loss if the proceeds to that Fund from the sale of the securities to a third party are less than the repurchase price.

FUND POLICIES

The following restrictions have been adopted by SCV Fund and MC Fund and may be changed only by the majority vote of a Fund's outstanding shares, which as used herein means the lesser of (a) 67% of the shares of a Fund present at the meeting if the holders of more than 50% of the shares are present and represented at the shareholders' meeting or (b) more than 50% of the shares of a Fund.

Each Fund may not:

1. Invest more than 25% of its total assets in the securities of companies primarily engaged in only one industry other than the U.S. Government, its agencies and instrumentalities. Finance companies as a group are not considered a single industry for purposes of this policy.

2. Act as an underwriter (sell securities for others), except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities or the sale of its own shares under federal securities laws.

3. Borrow money or property in excess of 33 1/3% of its total assets less all liabilities and indebtedness other than the bank or other borrowings, except that each Fund may borrow up to an additional 5% of its total assets for temporary defensive purposes.

4. Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent a Fund from investing in securities of companies engaged in the real estate business or real estate investment trusts.

5. Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

6. Lend portfolio securities in excess of 30% of its net assets, of which no more than 10% of its net assets shall be placed with any one borrower. In making loans of portfolio securities, a Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, a Fund will receive additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, a Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. A loan will not be made unless the Adviser believes the opportunity for additional income outweighs the risks.


7. Make loans to any person or firm, except that each Fund may enter into repurchase agreements and lend its investment securities to banks, broker-dealers or other institutional investors; provided, however, that the making of a loan shall not be construed to include the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed.


8. Purchase from or sell portfolio securities to an officer, director or other "interested person" of a Fund, as defined in the 1940 Act, including the Adviser and its affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

9. Issue senior securities (including borrowing money from banks and other entities and through reverse repurchase agreements) in excess of 33 1/3% of its total assets (including the proceeds of senior securities issued).

The following non-fundamental investment restrictions apply to SCV Fund and MC Fund and may be changed with respect to each Fund by a majority vote of the Board of Directors:

     1. Each Fund may not  purchase  securities  on margin or effect short sales
(except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

     2. Each Fund may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. A Fund may incur duplicate advisory or management fees when investing in another mutual fund.


         3. A Fund may not invest more than 15% of its net assets in securities that lack an established secondary trading market or are otherwise considered illiquid, including time deposits and repurchase agreements that mature in more than seven days. Rule 144A-eligible securities will not be deemed to illiquid provided that the Adviser determines they are liquid. In determining the liquidity of Rule 144A securities issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the Adviser, under guidelines established by the Board, will evaluate relevant factors such as the issuer and the size and nature of its issuance, the willingness and ability of the issuer or dealer to repurchase the securities, and the nature of the clearance and settlement procedures for the securities.


     4. For temporary investment purposes, each Fund may invest 100% of its total assets in cash and cash-equivalent short-term obligations. The cash equivalent investments a Fund may use are short-term U.S. government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers acceptances and letters of credit of banks or savings and loan associations having capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Each Fund also may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks.

MANAGEMENT OF THE FUND

Board of Directors. The Board provides broad supervision over each Fund's affairs. The Adviser is responsible for the management of each Fund and the Funds' officers are responsible for their operations. The directors and officers of each Fund are listed below, together with their principal occupations during the past five years.


Name, Address and       Position with
Date of Birth           the Fund            Principal Occupation During Past 5 Years
---------------------   ---------------     ----------------------------------------

Charles W. Schweizer*   Director,           President and General Counsel of Kennedy Capital
10829 Olive Blvd.       President and       Management, Inc. since 3/99 and 3/98, respectively;
St. Louis, MO 63141     Treasurer           Associate, Thompson Coburn LLP from 6/96 to 3/98; and
(10/21/45)                                  Associate, Blackwell Sanders Peper Martin from 9/95-6/96.

Richard T. Eckenrodt*   Director and        Portfolio Manager with Kennedy Capital Management, Inc.
10829 Olive Blvd.       Portfolio Manager   since 10/99.  Prior to that, portfolio manager and
St. Louis, MO 63141                         analyst with The Lindner Funds 1993 to 1999.
(9/8/49)

Timothy Hasara*         Director and        Analyst and Portfolio Manager with Kennedy Capital
10829 Olive Blvd.       Portfolio Manager   Management, Inc. since 1994.
St. Louis, MO 63141
(10/26/63)


James T. Little         Director            Professor of Economics, John M. Olin School of Business,
(3/30/44)                                   Washington University, St. Louis, MO; Academic Director,
                                            European Intentional Programs, John M. Olin School of
                                            Business; Academic Director, Executive MBA Program, John
                                            M. Olin School of Business; Director, Millers Mutual
                                            Insurance Association, 1987-present, Member, Executive
                                            Committee, Audit Committee and Compensation Committee.

Frank G. Grelle         Director            President, St. Louis Division of Miller Multiplex,
(10/28/48)                                  1998-present;   Multiplex Display Fixture Company, CEO (1996-1998),
                                            President(1995-1998), and Vice President and Director  (1984-1998),
                                            Chairman of  Strategic Planning  Subcommittee
                                            of Point  of  Purchase Advertising Institute;
                                            Director, National Association  of  Store
                                            Fixture Manufacturers; Presidents    Council,
                                            AAIM Management Association;  Director
                                            ,Chaminade College Preparatory School.

Charlotte D. Cribbs*   Secretary            Compliance Examiner of Kennedy Capital Management
10829 Olive Blvd.                           since 1994.
St. Louis, MO  63141
(9/29/63)


*Messrs. Schweizer, Eckenrodt, Hasara and Ms. Cribbs, by virtue of their position with the Adviser, each is deemed to be an "interested person" of each Fund as defined by the 1940 Act.


The Fund compensates each Independent Director by an annual fee of $2,000. Directors also are reimbursed for any expenses incurred in attending meetings. In addition, officers and directors of each Fund are eligible to purchase Class A shares of a Fund at net asset value, without the payment of an sales charge. Each Fund commenced operations on January 1, 2001 and, as a result, paid no compensation to its independent directors for the prior year.


       Name of person and position           Aggregate          Pension or      Estimated       Total
                                             Compensation       Retirement      annual          Compensation from
                                             from SCV Fund      Benefits        benefits upon   Fund Complex paid
                                             and MC Fund        accrued as      retirement      to Directors
                                                                part of Fund
                                                                expenses
------------------------------------------ ------------------ --------------- --------------- -------------------

Charles W. Schweizer, Director,                $0                   $0              $0            $0
President and Treasurer
Richard T. Eckenrodt, Director                 $0                   $0              $0            $0
Timothy Hasara, Director                       $0                   $0              $0            $0
James T. Little                                $2000                $0              $0            $2000
Frank G. Grelle                                $2000                $0              $0            $2000


CODE OF ETHICS

Threshold Adviser Funds and the Adviser each have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act. The Code of Ethics permits portfolio managers to invest in securities, including securities that may be purchased or held by a Fund, subject to certain restrictions designed to prevent improper trading that could harm a Fund.

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

All directors and officers of each Fund as a group own less than 1% of the outstanding shares of each Fund.

INVESTMENT ADVISORY AND OTHER SERVICES


Adviser. Kennedy Capital Management, Inc., 10829 Olive Blvd., St. Louis, MO 63141, serves as Adviser to each Fund. A majority of the voting securities of the Adviser are owned by The Gerald T. Kennedy Irrevocable 1996 Trust. The remainder of the voting securities are owned by employees and directors of the Adviser. Thomas Hoops, an independent certified public accountant, and Patrica Row, an officer of the Adviser, serve as Trustees of the Trust. The Adviser is paid an investment advisory fee of 1.00% by SCV Fund and 0.85% by MC Fund as compensation for its investment advisory services. The Advisory Agreement between the Adviser and Threshold Advisor Funds initially was approved by the Board and the initial shareholder of each Fund on December 7, 2000. Under the terms of the Advisory Agreement, the Adviser agrees to provide investment advisory services to each Fund, with discretion to purchase and sell securities on behalf of a Fund in accordance with its investment objective, policies and restrictions. The Advisory Agreement will automatically terminate if assigned and may be terminated without penalty by a vote of a majority of the Board or by a vote of a majority of the outstanding voting securities of a Fund on no less than thirty (30) days' nor more than sixty (60) days' written notice to the Adviser, or by the Adviser upon sixty (60) days' written notice to a Fund. The Advisory Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the Board, including the affirmative votes of a majority of the Directors who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval, or by the vote of shareholders.


Under the Advisory Agreement, the Adviser has agreed to waive its investment advisory fees and, if necessary, reimburse a Fund to the extent that Class A or Class I annual operating expenses of a Fund exceed 1.45% of the class' average daily net assets for the Funds' 2001 fiscal year. Any reduction in the Adviser's fees is subject to reimbursement by a Fund within the following five years if overall expenses fall below these percentage limitations.


The Adviser also serves as Distribution Coordinator to the Funds pursuant to a Distribution Coordination Agreement. See "Underwriter - Rule 12b-1 Plan" below.

Principal Underwriter. Unified Financial Securities, Inc., 431 N. Pennsylvania Street, Indianapolis, IN 46204, serves as principal underwriter to Threshold Adviser Funds.


As described more fully in the Prospectus, the Distributor, under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid by each Fund 0.25% and 1.00% per annum of the average daily net assets of Class A and Class C shares of that Fund, respectively, for distribution-related services, provided that the shares are sold by the Distributor through a participating dealer.


Custodian.  The  Funds'  securities  and cash are held by UMB  Bank,  928  Grand
Boulevard, Kansas City, Missouri 64106 through a custodian agreement. The Custodian is permitted to deposit some or all of a Fund's securities in central depository systems as allowed by federal law. The Custodian's fee is 1 basis point of a Fund's average daily net assets, with a minimum fee of $250 per Fund. Each Fund also pays the Custodian stated portfolio transaction fees and the Custodian's out-of-pocket expenses.

Transfer Agent, Administrator and Fund Accountant. Threshold Advisor Funds has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("UFS"), 431 North Pennsylvania Street, Indianapolis, IN 46204, pursuant to which UFS agrees to provide the Funds with transfer agency, administrative and fund accounting services.

As Transfer Agent, UFS is responsible for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Funds' shares. Under the agreement, the Transfer Agent will receive a new fund establishment fee not to exceed $500 per Fund, plus fees for electronic conversions of $2.00 per shareholder account with a $5,000 minimum fee. The Transfer Agent also will receive a base fee of $18.00 for money market funds and $15.60 for equity/bond funds per active Shareholder Account per year with a minimum fee of $12,000 per Fund and/or share classes per year plus $9,000 per year for each additional Fund/share class. There is a $.40 per account charge for any account with a zero share balance for the current month, as determined on the last day of each month. The base fee will be billed on a monthly basis. Each Fund also pays the Transfer Agent stated activity fees and the Transfer Agent's out-of-pocket expenses. The fees paid to the Transfer Agent may be changed from time to time upon agreement of the parties without shareholder approval.

As Fund Accountant, UFS also receives a fee of as set forth below plus out-of-pocket expenses for serving as fund accountant to each Fund.

         0.05% for the first $50 million in total assets of the Funds; 0.04% from $50 million to $100 million in total assets of the Funds; 0.03% over $100 million in total assets of the Funds.

         Fees are subject to an $18,000 annual minimum per Fund (one share class) plus $7,500 per additional share class. Fees are billed on a monthly basis.

         As Administrator of the Funds, UFS supervises the overall administration of each Fund, including, among other responsibilities, the preparation and filing of all documents required for compliance by each Fund with applicable laws and regulations, arranging for the maintenance of books and records of a Fund, and supervision of other organizations that provide services to each Fund. The Funds pay the Administrator an annual fee according to the following schedule:

         0.10% for the first $50 million in total assets of the Funds; 0.07% from $50 million to $100 million in total assets of the Funds; 0.05% over 100 million in total assets of the Funds;

         Subject to a $15,000 annual minimum per Fund (one share class) plus $7,500 per additional share class. Fees are billed on a monthly basis. Each Fund also pays the Administrator stated activity fees and out-of-pocket expenses. The fees paid to the Administrator may be changed from time to time upon agreement of the parties without shareholder approval.

         With respect to the Transfer Agency, Administration and Fund Accounting fee schedules set forth above, the following discount to the above-referenced fees applies based on the amount of assets of each Fund and/or share class as follows:

                  Assets                             Discount
                  ------                             --------
                  $Up to 2 Million                   50%
                  $2 - 5 Million                     25%
                  $5 Million and Over                0%


BROKERAGE ALLOCATION AND OTHER PRACTICES

The Advisory Agreement provides, in substance, that in executing portfolio transactions and selecting brokers or dealers, the principal objective of the Adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in customary public markets, and that in assessing the best net price and execution available, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

In selecting brokers or dealers to execute particular transactions, the Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund's net asset value), the sale of a Fund's shares by such broker or the servicing of a Fund's shareholders by such broker, and other information provided to a Fund or to the Adviser, provided, however, that the Adviser determines that it has received the best net price and execution available. The Adviser also is authorized to cause each Fund to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction that exceeds the amount of the commission another broker or dealer would have charged for effecting that transaction. The Board of Directors or the Adviser, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser exercises investment discretion.

The fees of the Adviser are not reduced by reason of receipt of such brokerage and research services. The Adviser does not provide any services to a Fund except portfolio investment management and related recordkeeping services. However, with disclosure to and pursuant to written guidelines approved by the Board, the Adviser may execute portfolio transactions through the Distributor, who may receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so. The Adviser is not presently affiliated with any broker-dealer.

CAPITAL STOCK

Threshold Adviser Funds was incorporated under the laws of the State of Maryland on June 16, 2000. Threshold Adviser Funds is not required to hold annual shareholders meetings. However, a Fund will hold special shareholder meetings whenever required to do so under the federal securities laws or the Threshold Adviser Funds' Articles of Incorporation or by-laws. Directors can be removed by a shareholder vote at special shareholder meetings.


Threshold Adviser Funds currently is comprised of two investment portfolios, the SCV Fund and the MC Fund, each with two classes of common stock, Class A and Class I, each par value $0.01. Threshold Adviser Funds has the authority to issue multiple series and classes of shares. Each share of common stock is entitled to one vote on matters affecting a Fund. Share voting rights are not cumulative, and shares have no preemptive or conversion rights.


PURCHASE, REDEMPTION AND PRICING OF SHARES

Net Asset Value. The net asset value of each Fund is determined as of 4:00 p.m. Eastern time on each day on which the New York Stock Exchange is open for trading and the Funds' custodian and transfer agent are open for business ("Business Day"). The net asset value of all outstanding shares of each class of each Fund will be determined based on a pro rata allocation of the value of a Fund's investment income and total capital gains and losses and class expenses based on comparative net asset value at the beginning of the day. Purchases and redemptions of a class of a Fund's shares will be made at next calculation of net asset value after the order is placed.

Valuation. In determining net assets before shareholder transactions, the securities held by each Fund are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

- Securities, except bonds other than convertibles, traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last sales price reported by the consolidated quote system prior to the closing of the exchange on which the securities are listed.

- Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

- Securities included in the Nasdaq(R) National Market System ("Nasdaq") are valued at the last-quoted sales price in this market.

- Securities included in Nasdaq for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the Nasdaq are valued at the mean of the closing bid and asked prices.

- Options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

- Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

- Securities without a readily available market price, bonds other than convertibles and other assets are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from a Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The Exchange, the Adviser and the Funds will be closed on the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Redeeming Shares. Investors have a right to redeem their Fund shares at any time. For an explanation of redemption procedures, please see the appropriate class Prospectus.

During an emergency, the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of each Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The New York Stock Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, each Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of a Fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

TAX INFORMATION

STATUS AND TAXATION OF THE FUNDS



Threshold Advisor Funds was organized as a corporation, but intends to continue to qualify and elect to be treated as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended (the "Code") in each taxable year. There can be no assurance that it actually will so qualify. If Threshold Advisor Funds qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation to each Fund's shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.


All dividends out of net investment income (generally interest income and dividends received on investments, less expenses), together with distributions of net short-term capital gains and certain foreign currency gains, are taxable as ordinary income to shareholders who are subject to federal income taxes, whether or not reinvested. Distributions of the excess, if any, of net long-term capital gains over net short-term capital losses ("net capital gain") designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in a Fund's shares, regardless of how long the shareholders have held the Fund's shares. Long-term capital gains to a Fund require the holding of assets for more than one year.


The portion of the dividends a Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends-received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.


A redemption of a Fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). Any such gain or loss generall will be long-term capital gain or loss if the shares were held for more than one year. An exchange of shares of any Fund for shares of another Fund (including the Prime Obligation Money Market Fund) generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that Fund or another Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.


If Threshold Advisor Funds does qualify as a RIC but, in a particular tax year, distributes less than ninety-eight percent (98%) of its ordinary income for that year and its capital gain net income (as the Code defines each such term) for the one-year period ending on October 31st of that year, the Funds will be subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If Threshold Advisor Funds does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Funds.


To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Funds must, among other requirements:


o Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC's business of investing in stock, securities, or foreign currencies) ("Income Requirement");

o Diversify its investments in securities within certain statutory limits; and

o Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income, less net capital gain) (the "Distribution Requirement").

The use of hedging strategies, such as selling (writing and purchasing) options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes the character and time for recognition of gains and losses the MC Fund realizes in connection with the hedge. The MC Fund's income from options derived with respect to its business of investing in stock or securities should generally qualify as permissible income for the MC Fund under the Income Requirement.

Certain  futures in which a Fund may invest  will be "section  1256  contracts."
Section 1256 contracts the Fund holds at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax described above. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund.

     Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which a Fund may invest that section 1092 defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward currency contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under Code section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a lose and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a fund of straddle transactions are not entirely clear.

     If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Investors should be careful to consider the tax consequences of buying shares of a Fund shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of a Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting each Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

UNDERWRITER


Rule 12b-1 Plan. To help the Distributor defray the cost of distribution and servicing, Threshold Advisor Funds and the Distributor entered into a
Distribution Agreement ("Agreement") and the Funds have a adopted a plan pursuant to Rule 12b-1 under the 1940 Act ("Plan"). Under the Plan, the Distributor is paid a fee at an annual rate of 0.25% and 1.00% of each Fund's Class A and Class C average daily net assets, respectively, with respect to shares sold by the Distributor through a participating dealer. The Plan also provides that for purchases of Class A shares of $1 million or more, a Fund will pay to the Distributor, up to 1.00% of the purchase amount on the first $1 million and 0.60% on assets thereafter. Class I shares pay no 12b-1 fees.

The Funds also have entered into a Distribution Coordination Agreement with the Adviser pursuant to which the Adviser is paid a fee at an annual rate of 0.25% and 1.00% of each Fund's Class A and Class C average daily net assets, respectively, with respect to shares not sold by the Distributor through a participating dealer.


The Plan must be approved annually by the Board, including a majority of the Independent Directors, if it is to continue for more than a year. At least quarterly, the Board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the Company and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund's shares or by the Distributor. The Agreement or the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement.


Dealer Reallowance


                                                          Sales Charge as a % of
                                             Offering             Net Amount           Dealer
                                              Price                Invested          Concession

Less than $50,000                              5.25                 5.54                5.00
$50,000 but less than $100,000                 4.25                 4.44                4.00
$100,000 but less than $250,000                3.25                 3.36                3.00
$250,000 but less than $500,000                2.50                 2.56                2.50
$500,000 but less than $1 million              2.00                 2.04                2.00
$1 million or more                             -0-                  -0-                  -0-

During certain periods, the Funds' Distributor may pay 100% of the sales charge to participating dealers. Otherwise, it will pay the dealer concession shown above.

Dealer Concession Fee. For purchases of Class A shares of $1 million or more, a Fund will pay to the Distributor up to 1.00% of the purchase amount on the first $1 million and 0.60% on assets thereafter. An investor who redeems those Class A shares within 12 months of purchase will pay a redemption fee of 1.00%.



CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation. The advertised total return for each class of a Fund is calculated by equating an initial amount invested in the Fund to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV


where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered. Each Fund commenced operations on January 1, 2001.


Each Fund also may use aggregate total return figures for various periods which represent the cumulative change in value of an investment in the Fund for the specific period. Such total returns reflect changes in share prices in a Fund and assume reinvestment of dividends and distributions.

In reports or other communications to shareholders or in advertising material, each Fund may from time to time compare its performance with that of other mutual funds in rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., IBC/Donoghue, Inc. and other similar independent services which monitor the performance of mutual funds or publications such as the "New York Times" and the "Wall Street Journal." Each Fund also may compare its performance with various other indices prepared by independent services such as Standard & Poor's or Morgan Stanley.

Advertisements for each Fund may compare a Fund to federally insured investments such as bank certificates of deposit and credit union deposits, including the long-term effects of inflation on these types of investments. Advertisements may also compare the historical rate of return of different types of investments.

FINANCIAL STATEMENTS

Each Fund's financial statements to be contained in the Annual Report to shareholders at the end of the fiscal year will be audited by Deloitte & Touche LLP, One City Center, St. Louis, Missouri 63101. The independent auditors also provide other accounting and tax-related services as requested by each Fund.

Copies of the annual report are available, upon request and without charge, by calling the transfer agent toll-free at (800) 447-8150 or by writing to the following address: Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered by the Fund's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                         Threshold Small Cap Value Fund
                            Report to Shareholder for
                              December 12, 2000 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder
Threshold Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities of Threshold Small Cap Value Fund (the "Fund") as of December 12, 2000. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Threshold Small Cap Value Fund as of December 12, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/Deloitte & Touche LLP

December 12, 2000
St. Louis, Missouri

 THRESHOLD SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 12, 2000

ASSETS - Cash held by the custodian                                     $100,000

LIABILITIES - Liabilities and accrued expenses                              -

NET ASSETS                                                              $100,000

NET ASSETS - Capital Stock, $0.01 par value and additional              $100,000
            paid-in capital

       Net assets applicable to outstanding units of capital            $100,000

Net asset value per share (net assets divided by shares outstanding)         $10

Capital shares outstanding                                                10,000

See notes to financial statement.

THRESHOLD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENT
DECEMBER 12, 2000


1.    ORGANIZATION

         Threshold Small Cap Value Fund (the "Fund") is a series of Threshold Advisor Funds, Inc., a Maryland corporation, which was organized on June 16, 2000, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933.

         Kennedy Capital Management, Inc. (the "Advisor") serves as investment advisor to the Fund providing investment management services and is registered with the Securities and Exchange Commission pursuant to
         Section 203 of the Investment Advisers Act of 1940, as amended.

         On December 11, 2000, the Advisor purchased for investment 10,000 Class I shares of the Fund at their net asset value of $10 per share.

         Organization and offering costs, which consist of legal, accounting, marketing and printing fees are being paid by the Advisor on behalf of the Fund.

2.    CAPITAL STOCK

         Threshold Advisor Funds, Inc. has authorized 100,000,000 shares of $.01 par value for three classes of shares, Class A, Class C, and Class I, which differ with respect to the charges that investors pay. Class A shares are sold at the public offering price, which is the net asset value per share plus an initial sales charge, and pay a 12b-1 distribution fee of 0.25% per year. Class A shareholders who initially purchase shares worth $1 million or more without paying a sales charge and who redeem those shares within one year of purchase will be required to pay a 1.00% redemption fee.The minimum purchase for Class A shares is $5,000, subject to certain exceptions. Class C shares pay no commission at the time the fund is acquired, however, Class C shareholders pay a 12b-1 fee of 1.00% per year. Class C shares are not offered at this time. Class I shares pay no commission at the time of purchase, no front-end or contingent deferred sales charge and no 12b-1 distribution fees. The minimum purchase for Class I shares is $250,000.

                             Threshold Mid Cap Fund
                            Report to Shareholder for
                              December 12, 2000 and
                          Independent Auditors' Report



INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder
Threshold Mid Cap Fund

We have audited the accompanying statement of assets and liabilities of Threshold Mid Cap Fund (the "Fund") as of December 12, 2000. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Threshold Mid Cap Fund as of December 12, 2000 in conformity with accounting principles generally accepted in the United States of America.



/s/Deloitte & Touche LLP



December 12, 2000
St. Louis, Missouri

THRESHOLD MID CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 12, 2000


ASSETS - Cash held by the custodian                                     $100,000

LIABILITIES - Liabilities and accrued expenses                             -

NET ASSETS                                                              $100,000

NET ASSETS - Capital Stock, $0.01 par value and                         $100,000
             additional paid-in capital

        Net assets applicable to outstanding units of capital           $100,000

Net asset value per share (net assets divided by shers outstanding)          $10

Capital Shares outstanding                                                10,000

See notes to financial statement

Threshold Mid Cap Fund

NOTES TO FINANCIAL STATEMENT
DECEMBER 12, 2000


1.    ORGANIZATION

         Threshold Mid Cap Fund (the "Fund") is a series of Threshold Advisor Funds, Inc., a Maryland corporation, which was organized on June 16, 2000, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the registration of its shares under the Securities Act of 1933.

         Kennedy Capital Management, Inc. (the "Advisor") serves as investment advisor to the Fund providing investment management services and is registered with the Securities and Exchange Commission pursuant to
         Section 203 of the Investment Advisers Act of 1940, as amended.

         On December 11, 2000, the Advisor purchased for investment 10,000 Class I shares of the Fund at their net asset value of $10 per share.

         Organization and offering costs, which consist of legal, accounting, marketing and printing fees are being paid by the Advisor on behalf of the Fund.

2.    CAPITAL STOCK

         Threshold Advisor Funds, Inc. has authorized 100,000,000 shares of $.01 par value for three classes of shares, Class A, Class C, and Class I, which differ with respect to the charges that investors pay. Class A shares are sold at the public offering price, which is the net asset value per share plus an initial sales charge, and pay a 12b-1 distribution fee of 0.25% per year. Class A shareholders who initially purchase shares worth $1 million or more without paying a sales charge and who redeem those shares within one year of purchase will be required to pay a 1.00% redemption fee.The minimum purchase for Class A shares is $5,000, subject to certain exceptions. Class C shares pay no commission at the time the fund is acquired, however, Class C shareholders pay a 12b-1 fee of 1.00% per year. Class C shares are not offered at this time. Class I shares pay no commission at the time of purchase, no front-end or contingent deferred sales charge and no 12b-1 distribution fees. The minimum purchase for Class I shares is $250,000.

APPENDIX A:  DESCRIPTION OF BOND RATINGS

These ratings concern the quality of the issuing corporation. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price.

Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, and C.

Bonds rated:

Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ratings by Standard & Poor's Ratings Group are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with a Fund's objectives and policies. When assessing the risk involved in each non-rated security, a Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

APPENDIX B:  OPTIONS CONTRACTS

MC Fund may buy options traded on any U.S. exchange or in the over-the-counter market. Options in the over-the-counter market will be purchased only when the Adviser believes a liquid secondary market exists for the options and only from dealers and institutions the Adviser believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the MC Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who buys a put option has the right to sell a security at a set price for the length of the contract. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price. The risk of the writer is potentially unlimited, unless the option is covered.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options may benefit the Fund and its shareholder by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

BUYING OPTIONS. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. They also may be used for investment. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For recordkeeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

The risk the MC Fund assumes when it buys an option is the loss of the premium. To be beneficial to the MC Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

If a covered call option is exercised, the security is sold by the MC Fund. The premium received upon writing the option is added to the proceeds received from the sale of the security. The MC Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis. Premiums received from writing outstanding call options will be included as a deferred credit in the Statement of Assets and Liabilities and adjusted daily to the current market value.

Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board of Exchange or Nasdaq will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices. Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains.

                            PART C. OTHER INFORMATION

Item 23. Financial Statements and Exhibits

(a)      Financial Statements included as a part of this Registration Statement:

                  1.    Included in Part A of this Registration Statement:  None


                  2.    Included in part B of this Registration Statement:

         Threshold Small Cap Value Fund - Statement of Assets and Liabilities dated December 12, 2000; Threshold Mid Cap Fund - Statement of Assets and Liabilities dated December 12, 2000.


(b)      Exhibits

                  1.       Articles of Incorporation  - filed herewith

                  2.       By-Laws  - filed herewith

                  3.       Voting Trust Agreement - none

                  4.       Specimen Security - none

                  5.      Investment Advisory Agreement -filed herewith

                  6.(a)   Distribution Agreement  - filed herewith
                    (b)   Distribution Coordination Agreement - filed herewith

                  7.       Bonus, Profit-Sharing or Pension Plan - none

                  8.       Custodian Agreement  - filed herewith

                  9.       Mutual Fund Services Agreement  - filed herewith

                  10.     Opinion and Consent of Counsel - filed herewith

                  11.      Consent of Independent Auditors  - filed herewith

                  12.      Financial Statements Omitted from Prospectus - none

                  13. (a) Letter of Investment Intent - Threshold Small Cap Value Fund - filed herewith

                      (b) Letter of Investment Intent - Threshold Mid Cap Fund
                          - filed herewith

                  14.      Plan Pursuant to Rule 12b-1  - filed herewith

                  16.      Plan Pursuant to Rule 18f-3  - filed herewith

                  17.      Code of Ethics  - filed herewith

Item 24. Persons Controlled by or Under Common Control with Registrant

                  None

Item 25. Indemnification

         Article Seventh, Section (j) of the Articles of Incorporation of the Fund provides that:

                  The Corporation shall indemnify: (a) its directors to the full extent provided by the general laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures provided by such laws; (b) its officers to the same extent it shall indemnify its directors; and (c) its officers who are not directors to such further extent as shall be authorized by the Board of Directors and be consistent with law; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The foregoing shall not limit the authority of the Corporation to indemnify other employees and agents consistent with the law.

                  A director or officer of the Corporation shall not be liable to the Corporation or its stockholders for monetary damages as a director or officer, except to the extent such exemption from liability or limitation thereof is not permitted by statutory or decisional law (including the 1940 Act) as currently in effect or as the same may hereafter be amended or judicially interpreted; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. No amendment, modification or repeal of this Article SEVENTH shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal.

Item 26. Business and Other Connections of the Investment Manager

Kennedy Capital Management, Inc., 10829 Olive Blvd., St. Louis, MO 63141, offers investment management services to the Fund. Information as to the officers and directors of the Manager is included in the Manager's current Form ADV filed with the SEC and is incorporated herein by reference.

Item 27. Principal Underwriter
   (a) Unified Financial Securities, Inc. is the principal underwriter for the Fund.
   (b)  The directors and officers of the principal underwriter are as follows:

   Name                       Title                           Position with Fund

   Thomas G. Napurano         Director, CFO and Exec. Vice          None
                              President

   Stephen D. Highsmith, Jr.  President, CEO and Secretary          None

   Lynn Wood                  Chairman                              None

   Amy L. Monroe              Vice President and Asst. Sec.         None

   (c)      Not Applicable

Item 28. Location of Accounts and Records

                  The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Fund's Adviser, custodian, transfer agent.

Item 29. Management Services

                  All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Articles of Incorporation in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Louis and the State of Missouri on December 19, 2000.

                                            THRESHOLD ADVISOR FUNDS, INC.


                                            /s/  Charles W. Schweizer
                                            Charles W. Schweizer
                                            President
Attest:

/s/  Charles W. Schweizer
Charles W. Schweizer, Treasurer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                        Date
/s/ Charles W. Schweizer       President, Treasurer and     December 19, 2000
                               Director
/s/ Frank G. Grelle            Director                     December 19, 2000
/s/ James T. Little            Director                     December 19, 2000
/s/ Timothy Hasara             Director                     December 19, 2000
/s/ Richard Eckenrodt          Director                     December 19, 2000

                                INDEX TO EXHIBITS


Description                            Exhibit Number

Articles of Incorporation..............EX-99.B1

By-Laws................................EX-99.B2

Investment Advisory Agreement..........EX-99.B5

Distribution Agreement.................EX-99.B6.i

Distribution Coordination Agreement....EX-99.B6.ii

Custodian Agreement....................EX-99.B8

Mutual Fund Services Agreement.........EX-99.B9

Opinion and Consent of Counsel.........EX-99.B10

Consent of Independent Auditors........EX-99.B11

Letter of Investment Intent - Threshold Small Cap
Value Fund.............................EX-99.B13.i

Letter of Investment Intent - Threshold Mid Cap Fund
 .......................................EX-99.B13.ii

Plan Pursuant to Rule 12b-1............EX-99.B15

Plan Pursuant to Rule 18f-3............EX-99.

Code of Ethics.........................EX-99.B